UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.2%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Education — 18.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,409,720
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	222,554
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	367,399
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	815,514
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,580	2,655,878
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	2,015,152
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	279,283
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,812,306
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	695,243
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	453,819
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	304,807
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	931,362
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	969,510
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,014,993
University of California, 5.25%, 5/15/39	1,250	1,400,537

		$18,348,077

Electric Utilities — 12.9%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$311,599
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,441,212
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,495,782
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,739,355
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,524,303
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,037,325
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	746,225
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,413,087

		$12,708,888

General Obligations — 17.9%
California, 5.50%, 11/1/35	$1,600	$1,824,000
California, 6.00%, 4/1/38	750	870,105
California, (AMT), 5.05%, 12/1/36	1,590	1,615,376
California Department of Veterans Affairs, (AMT), 5.00%, 12/1/27	1,500	1,564,680
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	195	212,150
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	215	232,437
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	235	252,460
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	230	250,385
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	280	303,391
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,000	1,100,300
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	3,655	4,072,986
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	851,925
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	975,438
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	3,180	3,549,866

		$17,675,499

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Hospital — 14.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,119,830
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	210,463
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,071,090
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,735,691
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	631,668
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	445	465,693
California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,565	1,582,872
California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,500	1,532,730
Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,906,194
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,841,855
Washington Township Health Care District, 5.25%, 7/1/29	700	700,560

		$13,798,646

Housing — 1.1%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$682	$683,620
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	402	399,375

		$1,082,995

Industrial Development Revenue — 3.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,287,883
California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	2,000	2,002,260

		$3,290,143

Insured-Education — 6.7%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,660	$2,908,471
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,250	1,574,337
California State University, (AMBAC), 5.00%, 11/1/33	2,140	2,165,252

		$6,648,060

Insured-Electric Utilities — 3.1%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,072,348

		$3,072,348

Insured-Escrowed/Prerefunded — 3.5%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,503,328

		$3,503,328

Insured-General Obligations — 8.3%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$1,931,557
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,357,224
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,176,548
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,718,909

		$8,184,238

Insured-Hospital — 9.1%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$3,016,609
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(3)	750	773,445
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(3)	5,000	5,226,800

		$9,016,854

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 10.4%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$3,738,092
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,771,660
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(3)	3,500	3,769,850

		$10,279,602

Insured-Special Tax Revenue — 1.8%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$10,480	$868,058
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,825	928,971

		$1,797,029

Insured-Transportation — 9.6%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$1,807,300
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,547,235
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	740	830,517
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	10,000	2,489,000
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,320	1,366,926
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,457,541

		$9,498,519

Insured-Water and Sewer — 4.1%
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(3)	$2,000	$2,299,580
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,783,207

		$4,082,787

Other Revenue — 2.8%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$404,454
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	325,225
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 3.00%, 10/1/20	730	816,680
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	980	684,266
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	640	491,603

		$2,722,228

Senior Living/Life Care — 1.8%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$313,995
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	169,407
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	623,889
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	667,788

		$1,775,079

Special Tax Revenue — 15.1%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$285	$256,112
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	379,942
Corona Public Financing Authority, 5.80%, 9/1/20	970	975,607
Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	200	200,800
Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	500	473,645
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,591,304
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	269,062

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	$480	$534,427
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	264,912
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	368,560
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	261,838
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	422,113
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	753,217
Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	1,495	1,522,822
Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	900	912,519
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,800,848
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	252,387
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	493,165
Temecula Unified School District, 5.00%, 9/1/27	250	251,000
Temecula Unified School District, 5.00%, 9/1/37	400	377,980
Tustin Community Facilities District, 6.00%, 9/1/37	500	511,500
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,005,760

		$14,879,520

Transportation — 11.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,000	$2,249,060
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	1,000	1,143,720
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	2,120	2,357,122
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,649,985
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,159,634
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,987,645

		$11,547,166

Water and Sewer — 5.4%
Alameda County Water District Financing Authority, 4.00%, 6/1/24	$510	$589,800
Alameda County Water District Financing Authority, 4.00%, 6/1/25	650	739,784
California Department of Water Resources, 5.00%, 12/1/29	1,840	2,139,037
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,906,754

		$5,375,375

Total Tax-Exempt Investments — 161.2% (identified cost $149,192,581)		$159,286,381

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.6)%		$(49,976,671)

Other Assets, Less Liabilities — (10.6)%		$(10,476,847)

Net Assets Applicable to Common Shares — 100.0%		$98,832,863

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 35.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 13.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,931,988.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at February 29, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	68 U.S. 10-Year Treasury Note	Short	$(8,863,251)	$(8,904,813)	$(41,562)
6/12	48 U.S. 30-Year Treasury Bond	Short	(6,759,290)	(6,799,500)	(40,210)

					$(81,772)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $81,772.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$134,003,960

Gross unrealized appreciation	$12,758,673
Gross unrealized depreciation	(2,156,252)

Net unrealized appreciation	$10,602,421

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$159,286,381	$—	$159,286,381
Total Investments	$—	$159,286,381	$—	$159,286,381

Liability Description
Futures Contracts	$(81,772)	$—	$—	$(81,772)
Total	$(81,772)	$—	$—	$(81,772)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012